LONG-TERM LOANS	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about borrowings [abstract]
LONG-TERM LOANS
NOTE 11 – LONG-TERM LOANS

a.	Composition

	December 31,
	2018	2019
	In USD thousands

Bank loan	156	63
Loan from Kreos Capital (see Note 19)	8,577	8,428
	8,733	8,491
Less current maturities:
Bank loan	(93)	(63)
Loan from Kreos Capital	(802)	(2,629)
Total current maturities	(895)	(2,692)
Total long-term loans	7,838	5,799

The bank loan is denominated in dollars and bears interest at an annual rate of 3.75%. The book value of the loan approximates its fair value. The loan is repayable in 60 monthly installments and is collateralized by certain lab equipment.

The loan from Kreos Capital is reflected net of amounts deducted from its carrying value relating to warrants and issuance costs associated with the initial loan transaction.

b.	Future repayments

Future repayments of the long-term loans indicated above (other than current maturities) in the years subsequent to the balance sheet date are as follows:

In USD thousands

2021	3,058
2022	2,741
5,799